Accounts Receivable, Net (Details) - Schedule of accounts receivable, net-related parties - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Accounts Receivable Net Related Parties Abstract
Accounts receivable-related parties	$ 144,986	$ 156,922
Less: allowance for credit losses	2,678	239
Accounts receivable-related parties, net	$ 142,308	$ 156,683